Stock Options	12 Months Ended
Dec. 31, 2021
Disclosure of Stock Options [Abstract]
Stock options
15.	Stock options

The Company has a stock option plan whereby the maximum number of shares subject to the plan, in the aggregate, shall not exceed 10% of the Company's issued and outstanding shares. The exercise price shall be no less than the discount market price as determined in accordance with TSXV policies.

The following table reflects the continuity of stock options for the periods presented below:

	Number of Stock Options	Weighted Average Exercise Price (CAD$)
Balance, December 31, 2019	-	-
Granted (i)	625,000	2.88
Balance, December 31, 2020	625,000	2.88
Granted (ii)(iii)(iv)(v)(vi)	1,823,497	6.03
Exercised	(75,000)	3.17
Expired / cancelled	(28,332)	6.09

Balance, December 31, 2021	2,345,165	5.28

(i) On February 14, 2020, the Company granted stock options to directors, officers and consultants of the Company to acquire an aggregate of 625,000 subordinate voting shares. The stock options may be exercised at a price of CAD$2.88 per share and expire on February 14, 2025. The stock options vest six months after grant date.

A value of CAD$2.64 per option was estimated for the 625,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$2.88; exercise price of CAD$2.88; expected dividend yield of 0%; expected volatility of 154% which is based on comparable companies; risk-free interest rate of 1.37%; and an expected average life of five years. An expense of $1,247,551 was recorded during the year ended December 31, 2020.

(ii) On January 5, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 550,164 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$3.75 and expire on January 5, 2026. The stock options vest fully on the six- month anniversary of the date of grant.

A value of CAD$2.76 per option was estimated for the 550,164 stock options on the date of grant with the following assumptions and inputs: share price of CAD$3.03; exercise price of CAD$3.75; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.39%; and an expected average life of five years. For the year ended December 31, 2021, an expense of $1,162,888 was recorded.

(iii) On February 24, 2021, the Company granted stock options to consultants of the Company to acquire an aggregate of 50,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$13.92 and expire on February 24, 2026. The stock options vested immediately.

A value of CAD$12.78 per option was estimated for the 50,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$13.92; exercise price of CAD$13.92; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.73%; and an expected average life of five years. For the year ended December 31, 2021, an expense of $491,918 was recorded.

(iv) On March 26, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 533,333 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$7.47 and expire on March 25, 2026. The stock options vest fully on the six- month anniversary of the date of grant.

A value of CAD$6.87 per option was estimated for the 533,333 stock options on the date of grant with the following assumptions and inputs: share price of CAD$7.47; exercise price of CAD$7.47; expected dividend yield of 0%; expected volatility of 155% which is based on comparable companies; risk-free interest rate of 0.90%; and an expected average life of five years. For the year ended December 31, 2021, an expense of $2,881,295 was recorded.

(v) On May 17, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 430,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$7.35 and expire on May 17, 2026. The stock options vest fully on the six- month anniversary of the date of grant.

A value of CAD$6.09 per option was estimated for the 430,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$7.86; exercise price of CAD$7.35; expected dividend yield of 0%; expected volatility of 105% which is based on comparable companies; risk-free interest rate of 0.95%; and an expected average life of five years. For the year ended December 31, 2021, an expense of $2,480,995 was recorded.

(vi) On June 22, 2021, the Company granted stock options to directors, officers, employees and consultants of the Company to acquire an aggregate of 260,000 subordinate voting shares. Each stock option is exercisable into a subordinate voting share at a price of CAD$4.20 and expire on June 22, 2026. The stock options vest fully on the six- month anniversary of the date of grant.

A value of CAD$3.06 per option was estimated for the 260,000 stock options on the date of grant with the following assumptions and inputs: share price of CAD$4.02; exercise price of CAD$4.20; expected dividend yield of 0%; expected volatility of 105% which is based on comparable companies; risk-free interest rate of 0.95%; and an expected average life of five years. For the year ended December 31, 2021, an expense of $797,380 was recorded.

The underlying expected volatility of all option grants was determined by reference to historical data of comparable companies share price over the expected stock option life.

The following table reflects the stock options issued and outstanding as of December 31, 2021:

Expiry Date	Exercise Price (CAD$)	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Vested (exercisable)	Number of Options Unvested
February 14, 2025	2.88	3.13	575,000	575,000	-
January 5, 2026	3.75	4.02	525,164	525,164	-
February 24, 2026	13.92	4.15	50,000	50,000	-
March 25, 2026	7.47	4.23	525,000	525,000	-
May 17, 2026	7.35	4.38	421,667	421,667	-
June 22, 2026	4.20	4.48	248,334	248,334	-
	5.28	3.96	2,345,165	2,345,165	-